Income Taxes - Summary Of Operating Loss Carry forwards And Tax Credit Carry forward (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Domestic Tax Authority [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount		$ 1,396
Domestic Tax Authority [Member] | Minimum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Tax Credit Carry forward, Expiration Year	2034
Domestic Tax Authority [Member] | Maximum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Tax Credit Carry forward, Expiration Year	2041
Domestic Tax Authority [Member] | Post December 31, 2017
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 24,759
Operating Loss Carry forwards, Description of Expiration		Do Not Expire
Domestic Tax Authority [Member] | Pre January 1, 2018
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating loss carryforwards		$ 38,999
Domestic Tax Authority [Member] | Pre January 1, 2018 | Minimum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2028
Domestic Tax Authority [Member] | Pre January 1, 2018 | Maximum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2037
State and Local Jurisdiction [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating loss carryforwards		60,962
Tax credit carryforward, amount		$ 1,440
State and Local Jurisdiction [Member] | Minimum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2029
State and Local Jurisdiction [Member] | Maximum [Member]
Summary Of Operating Loss Carryforwards And Tax Credit Carryforward [Line Items]
Operating Loss Carry forwards, Expiration Year	2041